PGIM Jennison Utility Fund
Schedule of Investments as of August 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks
Electric Utilities 42.3%
Alliant Energy Corp.(a)	1,661,471	$89,968,655
American Electric Power Co., Inc.(a)	1,475,561	116,318,474
Avangrid, Inc.	1,031,474	49,552,011
Duke Energy Corp.(a)	588,371	47,269,726
Edison International(a)	618,788	32,473,994
Emera, Inc. (Canada)	1,253,943	51,192,138
Enel SpA (Italy)	11,688,525	106,062,744
Entergy Corp.	1,231,319	122,072,966
Eversource Energy	433,919	37,191,197
Exelon Corp.(a)	793,543	29,289,672
FirstEnergy Corp.	4,467,172	127,716,447
Iberdrola SA (Spain)	4,582,628	57,739,047
NextEra Energy, Inc.	1,021,987	285,308,111
OGE Energy Corp.	1,016,980	32,400,983
Orsted A/S (Denmark), 144A	969,134	136,736,745
Xcel Energy, Inc.(a)	855,239	59,417,730
		1,380,710,640
Independent Power Producers & Energy Traders 1.6%
AES Corp. (The)	2,925,866	51,934,121
Integrated Telecommunication Services 5.8%
Cellnex Telecom SA (Spain), 144A(a)	2,940,190	188,514,842
Multi-Utilities 29.3%
Ameren Corp.	1,883,705	149,019,903
CenterPoint Energy, Inc.(a)	3,325,989	66,752,599
CMS Energy Corp.(a)	2,361,154	142,826,205
Dominion Energy, Inc.	1,945,504	152,605,334
DTE Energy Co.(a)	470,829	55,873,277
Engie SA (France)*	2,440,200	33,974,330
NiSource, Inc.(a)	1,890,085	41,884,284
Public Service Enterprise Group, Inc.(a)	1,160,809	60,640,662
RWE AG (Germany)	4,807,958	191,293,629
Sempra Energy	518,848	64,155,555
		959,025,778
Oil & Gas Storage & Transportation 5.6%
Cheniere Energy, Inc.*(a)	1,424,625	74,151,731
Enbridge, Inc. (Canada)	505,799	16,182,000

PGIM Jennison Utility Fund
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Storage & Transportation (cont’d.)
TC Energy Corp. (Canada)	353,191	$16,514,831
Williams Cos., Inc. (The)	3,741,189	77,667,084
		184,515,646
Renewable Electricity 3.3%
NextEra Energy Partners LP	1,793,977	108,212,693
Specialized REITs 6.9%
American Tower Corp.	239,352	59,634,551
Equinix, Inc.	131,533	103,882,133
SBA Communications Corp.	197,505	60,450,355
		223,967,039
Water Utilities 4.7%
American Water Works Co., Inc.(a)	538,206	76,070,036
Essential Utilities, Inc.(a)	1,851,649	78,695,082
		154,765,118

Total Long-Term Investments (cost $2,012,320,353)		3,251,645,877

Short-Term Investments 6.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	9,824,508	9,824,508
PGIM Institutional Money Market Fund (cost $185,226,070; includes $185,172,878 of cash collateral for securities on loan)(b)(w)	185,262,937	185,225,884

Total Short-Term Investments (cost $195,050,578)		195,050,392

TOTAL INVESTMENTS 105.5% (cost $2,207,370,931)		3,446,696,269
Liabilities in excess of other assets (5.5)%		(179,104,413)

Net Assets 100.0%		$3,267,591,856

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
LP—Limited Partnership

PGIM Jennison Utility Fund
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $181,522,647; cash collateral of $185,172,878 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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